VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the “Fund”)

Supplement dated August 7, 2024

to the Fund’s Class I Shares’

Summary Prospectus and Prospectus, each dated February 29, 2024, as supplemented (together, the

“Prospectuses”) and related Statement of Additional Information, dated February 29, 2024, as supplemented (the “SAI”)

Effective January 1, 2025, Sumanta Biswas, CFA will no longer serve as a portfolio manager for the Fund. Effective January 1, 2025, all references to Sumanta Biswas, CFA as a portfolio manager for the Fund are hereby deleted in their entirety from the Prospectuses and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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